Long-term Debt and Capital Lease Obligations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior Long Term Notes	$ 4,671,262	$ 4,824,753
Capital lease obligations	257,250	351,250
Other	44,509	24,264
Long-term debt and capital lease obligations	184,212	111,259
Less current maturities	924,166	511,370
Total long-term debt less current maturities	7,712,788	7,746,920
Revolving credit maximum amount available	4,179,150	3,789,550
Revolving credit balance outstanding		2,707,145
Balance outstanding	2,977,968
Accounts receivable facility		193,074
Senior Credit Agreement 2012 Member [Member]
Debt Instrument [Line Items]
Senior Credit Agreement	2,977,968	2,707,145
Line of credit outstanding which reduces available borrowings under the revolving credit facility	6,893	9,444
RevolvingCreditUSD [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	600,000	600,000
Revolving credit balance outstanding	27,968	138,190
RevolvingCreditEUR [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	629,150	689,550
Revolving credit balance outstanding		68,955
TermLoanA2012 [Member]
Debt Instrument [Line Items]
Revolving credit maximum amount available	2,350,000	2,500,000
Revolving credit balance outstanding	2,350,000	2,500,000
Term Loan 2 2014 [Member]
Debt Instrument [Line Items]
Maximum amount available	600,000
Balance outstanding	600,000
Euro Notes [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	35,390	0
EIB Agreements [Member]
Debt Instrument [Line Items]
Senior Long Term Notes		46,545
Accounts Receivable Facility [Member]
Debt Instrument [Line Items]
Maximum amount available	800,000	800,000
Balance outstanding	257,250	351,250
Line of credit outstanding which reduces available borrowings under the revolving credit facility	66,622
Equity Neutral Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior Long Term Notes	$ 466,363